Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	299,000,000	299,000,000
Common stock, shares issued	76,412,359	41,906,790
Common stock, shares outstanding	76,412,359	41,906,790
Series A Preferred Stock [Member]
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	1,100,000	1,100,000
Preferred Stock, shares issued	1,000	0
Preferred Stock, shares outstanding	1,000	0
Series B Preferred Stock [Member]
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	1,100,000	1,100,000
Preferred Stock, shares issued	1,000	0
Preferred Stock, shares outstanding	1,000	0